Debt (Long-Term Debt Maturities Excluding Capital Lease Obligations) (Detail) $ in Thousands	Jun. 24, 2015 USD ($)
Debt Disclosure [Abstract]
2016	$ 0
2017	0
2018	249,899
2019	0
2020	383,750
Thereafter	299,766
Carrying value of notes	$ 933,415